UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-21317
                                                      ---------

                              PMFM Investment Trust
                              ---------------------
               (Exact name of registrant as specified in charter)


          1551 Jennings Mill Road, Suite 2400-A, Bogart, Georgia 30622
          ------------------------------------------------------------
               (Address of principal executive offices)     (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                         Date of fiscal year end: May 31
                                                  ------

             Date of reporting period: July 1, 2004 - June 30, 2005
                                       ----------------------------

Item 1.  PROXY VOTING RECORD.

PMFM Tactical Preservation Portfolio Trust
------------------------------------------

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the registrant was entitled to vote.


PMFM Managed Portfolio Trust
----------------------------

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the registrant was entitled to vote.


PMFM Core Advantage Portfolio Trust
-----------------------------------

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the registrant was entitled to vote.


PMFM Tactical Opportunities Portfolio Trust
-------------------------------------------

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report with respect to which the registrant was entitled to vote.



                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


PMFM Investment Trust


By: (Signature and Title)    /s/ Timothy A. Chapman
                             ________________________________
                             Timothy A. Chapman
                             President and Principal Executive Officer

Date: August 24, 2005